Investments - Schedule of Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	$ 1,107	$ 1,862
Private equity investments	95	323
Other	8	4
Investments	$ 1,210	$ 2,189